Property and Equipment	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Property and Equipment
11.	PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	RMB	RMB
Computer equipment	512,387	500,760
Leasehold improvements	43,422	45,553
Furniture and fixtures	30,505	36,351
Motor vehicles	5,958	5,888
Less: Accumulated depreciation	(330,177)	(397,569)
Net book value	262,095	190,983

Depreciation expense for the years ended December 31, 2011, 2012 and 2013 was approximately RMB97,917, RMB107,038 and RMB98,786, respectively.